BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of borrowings

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Short‑term borrowings	619,000	290,450